Semiannual Report

February 28, 1998

INVESCO VALUE FUNDS

You should know what INVESCO knows.

INVESCO FUNDS

Market Overview                                                       March 1998
   Like a great prize fighter, it appears that the U.S. economy has taken Asia's best punch and continues to fight. At the beginning of the Asian financial crisis, in the summer of 1997, investment professionals postulated that Asian currency problems were "isolated," and would have little effect on the U.S. economy. Then, as the contagion spread, market pundits theorized that the crisis would derail economic growth in the U.S. and possibly devastate most of the world's financial markets -- wrong again. As with most financial crises, speculation on the length and severity of the situation varies from extreme pessimism to extreme optimism, with the truth usually between the two.
   Over the last six months, this uncertainty increased volatility in the equity markets -- producing both the first market correction in more than seven years and record highs for most indexes. However, as fears of deflation swept through the economy, fixed-income markets experienced a significant rally, with high-quality obligations realizing the strongest returns. With so much uncertainty regarding the direction of the U.S. economy, it's important to examine the known facts:
   o The U.S. economy is still the dominant economy in the world. GDP (Gross Domestic Product) grew 3.8% last year -- the fastest rate since 1988.
   o U.S. exports to the Asian/Pacific Rim region are relatively minimal, currently representing less than 15% of our total exports.
   o Inflation remains subdued, as both consumer and producer prices remain stable.
   o   Consumer confidence is at its highest level in more than 27 years.
   o Unemployment is at historically low levels, and real wages are starting to increase.
   o   The chronic U.S. budget deficit might become a surplus in the next few years.
   It appears that the domestic economy is still poised for growth with benign inflation. Although the Asian financial crisis will influence the profitability of certain industries, it will probably have only a minor effect on the U.S.
expansion, as consumer demand remains strong here and in Europe. In fact, the crisis may have been a positive for the U.S, as it applied the brakes to an exuberant economy before it had the chance to overheat. Plus, the crisis may create necessary reforms in Asian economies which could allow for greater global competition. Nonetheless, 1998 may be a more selective stock market with greater volatility compared to the last three years. For fixed-income investors, deflationary pressures produced by the Asian crisis should keep both consumer and producer prices in check as cheaper foreign goods flood the U.S. markets. This may keep the Federal Reserve Board from changing the interest rate environment until the crisis has washed through the U.S. economy. The one possible inflationary pressure remains increasing real wages, given low unemployment rates. Nevertheless, the overall outlook for the fixed-income markets continues to be positive.

INVESCO Value Funds
   The line graphs below illustrate the value of a $10,000 investment in each of the INVESCO Value Funds, plus reinvested dividends and capital gain distributions, for the 10-year period ended 2/28/98. The charts and other total return figures cited reflect the funds' operating expenses, but the indexes do not have expenses, which would, of course, have lowered their performance.(2)

                      Intermediate Government Bond Fund
                         Average Annual Total Return
                              as of 2/28/98 (2)
                      ---------------------------------
                      1 Year                      6.89%
                      ---------------------------------
                      5 Years                     5.53%
                      ---------------------------------
                      10 Years                    7.32%
                      ---------------------------------

Graph:

   This line graph compares the value of a $10,000 investment in INVESCO Intermediate Government Bond Fund to the value of a $10,000 investment in the Lehman Government/Corporate Bond Intermediate Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 2/28/98.

Intermediate Government Bond Fund
   For the six-month period ended 2/28/98, INVESCO Intermediate Government Bond Fund had a total return of 3.74%, compared to a total return of 4.56% for the Lehman Intermediate Government Bond Index. (Of course, past performance is not a guarantee of future results.)(1),(2)
   The fund targets a very specific maturity segment of the fixed-income market -- bonds maturing within three to five years. Because of this narrow focus, the fund may overperform or underperform over short market cycles.
   During the last six months, we extended the duration of the fund as we have become less cautious regarding the interest rate environment. (Duration is the weighted average term-to-maturity of a security's cash flows, generally used to measure the price volatility of a bond.) In our view, both the Asian financial crisis and the potential budget surplus bode well for interest rates and the fixed-income market.
   Within this environment of decreasing interest rates, we have maintained our standard exposure to Treasuries and mortgage-backed securities, making only minimal adjustments between these obligations during the last six months. We will continue to employ our value-oriented bond management style to evaluate the return possibilities for these two types of obligations, and modify portfolio allocations accordingly. One area that is looking more attractive is intermediate-term corporate bonds. As spreads widen between these securities and Treasuries, we may selectively add these obligations to the portfolio.

Fund Management
   Intermediate Government Bond Fund is managed by James O. Baker. Before joining INVESCO, Jim was associated with Willis Investment Counsel, Morgan Keegan, and Drexel Burnham Lambert. A Chartered Financial Analyst, he holds a BA from Mercer University.
   Ralph H. Jenkins, Jr., assists in managing the fund. He began his investment career in 1969 and is both a Chartered Financial Analyst and Chartered Investment Counselor. He earned his MA at the University of Alabama and a BBC from Auburn University.

                             Total Return Fund
                         Average Annual Total Return
                             as of 2/28/98 (2)
                       ---------------------------------
                       1 Year                     25.43%
                       ---------------------------------
                       5 Years                    16.43%
                       ---------------------------------
                       10 Years                   14.11%
                       ---------------------------------

Total Return Fund
   For the six-month period ended 2/28/98, INVESCO Total Return Fund had a total return of 12.50%, compared to a total return of 17.62% for the S&P 500, and 6.09% for the Lehman Government/Corporate Bond Index. The fund outperformed its peer group for the same period, besting the average return of 9.93% as measured by the Lipper Flexible Portfolio objective. (Lipper Analytical Services, Inc., is an independent mutual fund analyst, which tracks total return unadjusted for commissions. Of course, past performance is not a guarantee of future results.)(1),(2)
   The fund seeks to add value in three ways: through asset allocation, stock selection, and bond strategy. Asset allocation decisions are based on the difference between returns on bonds and stocks. If this relationship is out-of-line with the historical spread of three percent, then the fund's asset mix is adjusted; 60% stocks and 40% bonds is considered a neutral position. Historically, our value-based, conservative investment philosophy has helped create a higher-quality, lower-risk portfolio with minimal portfolio turnover.

Graph:

   This line graph compares the value of a $10,000 investment in INVESCO Total Return Fund to the value of a $10,000 investment in the Lehman Government/Corporate Bond Intermediate and S&P 500 Indexes, assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 2/28/98.

   Our analysis continues to favor stocks relative to other investments. With the spread on the 30-year Treasury bond yield and INVESCO's implied rate of return for equities being greater than 300 basis points, equity investors are presently being rewarded with premium returns. As long as inflation remains in check and interest rates are low, we consider our current equity valuations appropriate, and we have adjusted the portfolio accordingly. As of 2/28/98, the fund's approximate allocation was 26% bonds, 67% equities, and 7% in cash/cash equivalents.
   Individual stock selection continues to drive the equity performance of the fund. We employ a value-oriented process to identify securities that may be mispriced by the market. Many times these stocks will exhibit lower price-to-earnings ratios and higher dividend yields compared to the broad equity market. Two stocks that we presently favor are Merck & Co. and Dun & Bradstreet. Merck & Co. has produced strong returns for the fund over the last six months, as large-cap pharmaceuticals continued to benefit from an improved regulatory environment and strong product pipelines. Dun & Bradstreet recently completed a restructuring of its operations which should increase its future profitability.
   The fund's bond selection process seeks to identify fixed-income securities undervalued by the broad market. The analysis of historical relationships provides the framework within which we make decisions concerning maturity, market sector, and individual issue selection. Presently, we favor mortgage-backed securities and continue to underweight corporate obligations.

Fund Management
   Total Return Fund is managed by Edward C. Mitchell, chairman of INVESCO Capital Management. He earned his MBA at the University of Colorado and a BA from the University of Virginia. Ed began his investment career in 1969 and is a Chartered Financial Analyst.
   He is assisted by David S. Griffin, who began his investment career in 1982. A Chartered Financial Analyst, David holds an MBA from the College of William & Mary, and a BA from Ohio Wesleyan University.

Graph:

   This line graph compares the value of a $10,000 investment in INVESCO Value Equity Fund to the value of a $10,000 investment in the S&P 500 Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 2/28/98.


Value Equity Fund

   For the six-month period ended 2/28/98, INVESCO Value Equity Fund achieved a total return of 15.12%, compared to a total return of 17.62% for the S&P 500. However, the fund outperformed its peer group for the same period, beating the average return of 13.21% for funds in the Lipper Growth and Income objective. (Lipper Analytical Services, Inc., is an independent mutual fund analyst, which tracks total return unadjusted for commissions. Of course, past performance is not a guarantee of future results.)(1)(2)
   This fund is designed to have a lower risk profile compared to the broad equity market. Because of our value-oriented investment style, there will probably be short periods when we underperform the market. However, we're confident that our strategy will produce strong relative performance over a full market cycle. Over the last six months we have made minor adjustments in the portfolio. Our analysis continues to suggest that many segments of the market may be overvalued. With this in mind, we kept the portfolio structured conservatively, remaining broadly diversified.

                              Value Equity Fund
                         Average Annual Total Return
                              as of 2/28/98 (2)
                      ---------------------------------
                      1 Year                     30.31%
                      ---------------------------------
                      5 Years                    19.21%
                      ---------------------------------
                      10 Years                   15.40%
                      ---------------------------------

   Although individual stock selection rather than sector targeting drives the performance of the fund, we should note that large-cap pharmaceuticals have provided strong returns for the fund over the last six months. These companies continue to benefit from an improved regulatory environment and new product developments. In addition, these companies' profits are somewhat protected by patents, with little or no exposure to Asian economies.
   In the fund's annual report, we mentioned that one of our favorite investments is Lowe's Cos, a home improvement retail firm with headquarters in the Southeast U.S. During the last six months, this stock has been a home run for the fund as it has almost doubled in price -- illustrating one of our basic investment philosophies: buy quality companies cheaply. Another name that we continue to favor is Electronic Data Systems (EDS). EDS is similar to Lowe's in that it has been out-of-favor with the market for some time, and has a strong management team.

This firm should benefit from the "Year 2000" computer problem, which may increase their future profitability.
   Looking forward, after three-plus years of phenomenal appreciation, many large-capitalization stocks are presently selling at extreme valuation levels. We feel that this segment of the equity market is overvalued, and we will skew the portfolio's holdings towards better-valued mid-caps. Within this uncertain investment environment, we remain cautious in our investment approach, keeping the fund broadly diversified to help mitigate market volatility.

Fund Management
   Value Equity Fund is managed by Michael C. Harhai. Mike began his investment career in 1972. Before joining INVESCO, he served as a portfolio manager with Citizens & Southern Investment Advisors and later as head of the equity/balanced group with Sovran Capital Management. He holds an MBA from the University of Central Florida and a BA from the University of South Florida.
   He is a Chartered Financial Analyst, as is Terrence Irrgang, who assists in managing the fund. Terry is a 17-year veteran of the investment business, and holds an MBA from Temple University, as well as a BA from Gettysburg College.

(1)The S&P 500 is an unmanaged index of common stocks considered representative of the broad U.S. equity market. The Lehman Government/Corporate Bond Index and Lehman Intermediate Government Bond Index are unmanaged indexes of securities considered to be representative of the overall domestic fixed-income and intermediate-term government bond markets, respectively.

(2)Total return assumes reinvestment of dividends and capital gain distributions for the periods indicated. Past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that, when redeemed, an investor's shares may be worth more or less than when purchased.

INVESCO Value Trust
Ten Largest Common Stock Holdings
February 28, 1998

Description                                                      Value
TOTAL RETURN Fund
Compaq Computer                                              $32,062,500
Morgan Stanley Dean Witter Discovery & Co                     31,620,703
British Telecommunications PLC
  Sponsored ADR Representing 10 Ord Shrs                      30,300,000
Ford Motor                                                    28,281,250
Schering-Plough Corp                                          26,621,875
Electronic Data Systems                                       26,287,500
First of America Bank                                         26,219,531
DTE Energy                                                    25,725,000
Unicom Corp                                                   25,650,000
Dun & Bradstreet                                              25,125,000

VALUE EQUITY Fund
Ford Motor                                                   $10,464,062
Electronic Data Systems                                        9,638,750
Liz Claiborne                                                  9,300,000
Textron Inc                                                    8,992,500
Lowe's Cos                                                     8,765,625
Fannie Mae                                                     8,710,406
Torchmark Corp                                                 8,614,063
Xerox Corp                                                     8,425,313
Whirlpool Corp                                                 8,351,563
American Home Products                                         8,156,250

Composition of holdings is subject to change.

INVESCO Value Trust
Statement of Investment Securities
February 28, 1998
UNAUDITED

                                                Shares or
                                                Principal
Description                                       Amount           Value
-----------------------------------------------------------------------------
INTERMEDIATE GOVERNMENT BOND Fund
FIXED INCOME SECURITIES 87.45%
US Government Obligations 69.10%
US Treasury Bonds
   9.250%, 2/15/2016                           $  500,000      $   679,219
   7.625%, 2/15/2025                           $1,000,000        1,216,875
US Treasury Notes
   8.750%, 8/15/2000                           $2,000,000        2,144,376
   8.500%, 2/15/2000                           $1,100,000        1,158,782
   8.500%, 11/15/2000                          $3,500,000        3,753,750
   8.000%, 8/15/1999                           $2,000,000        2,067,500
   7.500%, 11/15/2001                          $1,400,000        1,487,938
   7.500%, 5/15/2002                           $2,200,000        2,354,000
   6.375%, 7/15/1999                           $2,000,000        2,021,876
   6.375%, 8/15/2002                           $2,500,000        2,575,000
   6.250%, 2/15/2003                           $1,000,000        1,026,875
   6.000%, 10/15/1999                          $1,000,000        1,006,563
   5.750%, 8/15/2003                           $1,000,000        1,005,313
                                                                -----------
TOTAL US GOVERNMENT OBLIGATIONS
   (Cost $22,074,329)                                           22,498,067
                                                                -----------
U S Government Agency Obligations 18.35%
Fannie Mae, Gtd Mortgage
   Pass-Through Certificates
      6.000%, 5/1/2009                           $861,915          854,140
Freddie Mac, Gold
   Participation Certificates
      8.000%, 10/1/2010                          $842,245          867,546
      6.500%, 7/1/2001                           $820,485          826,237
Government National Mortgage
   Association I, Pass-Through
   Certificates
   7.500%, 3/15/2026                           $1,097,624        1,126,579
   7.000%, 10/15/2008                            $547,205          559,780
   6.500%, 10/15/2008                            $592,713          597,123
   6.000%, 11/15/2008                            $634,862          630,817
Federal Farm Credit Bank
   Medium-Term Notes
   6.320%, 10/12/2010                            $500,000          513,905
                                                               ------------
   TOTAL US GOVERNMENT
      AGENCY OBLIGATIONS
      (Cost $5,929,755)                                          5,976,127
                                                                -----------
TOTAL FIXED INCOME SECURITIES
   (Cost $28,004,084)                                           28,474,194
                                                                -----------

SHORT-TERM INVESTMENTS  12.55%
U S Government Obligations 2.61%
US  Treasury Notes, 5.125%, 3/31/1998
   (Cost $849,286)                               $850,000         $849,735
                                                                -----------
U S Government Agency Obligations   6.14%
Federal Farm Credit Bank
   6.050%, 5/1/1998
   (Cost $1,999,722)                           $2,000,000        1,999,722
                                                                -----------
Commercial Paper   0.92%
FINANCIAL 0.92%
Greenwich Funding, 5.510%, 3/12/1998
   (Cost $299,494)                              $300,000           299,494
                                                                -----------
Repurchase Agreements   2.88%
Repurchase Agreement with
   State Street Bank & Trust Co
   dated 2/27/1998 due 3/2/1998
   at 5.580%, repurchased at
   $938,436 (Collaterized by
   US Treasury Bonds due 2/15/2020
   at 8.500%, value $966,456)
   (Cost $938,000)                              $938,000           938,000
                                                                -----------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $4,086,502)                                             4,086,951
                                                                -----------
TOTAL INVESTMENT SECURITIES AT VALUE 100.00%
   (Cost $32,090,586)
   (Cost for Income Tax Purposes
   $32,173,984)                                               $ 32,561,145
                                                             ==============

TOTAL RETURN Fund
COMMON STOCKS 67.08%
AEROSPACE & DEFENSE 4.00%
Boeing Co                                        450,000      $ 24,412,500
Lockheed Martin                                  175,000        20,420,312
Raytheon Co Class B                              400,000        23,525,000
Rockwell International                           400,000        24,200,000
                                                               -----------
                                                                92,557,812
                                                               -----------
AUTO PARTS   1.04%
Genuine Parts                                     650,000       24,050,000
                                                               -----------
AUTOMOBILES   1.22%
Ford Motor                                        500,000       28,281,250
                                                               -----------

BANKS   4.15%
First Chicago NBD                                 300,000       24,656,250
First of America Bank                             337,500       26,219,531
First Union                                       300,000       15,806,250
NationsBank Corp                                  250,000       17,125,000
Wachovia Corp                                     154,000       12,243,000
                                                               -----------
                                                                96,050,031
                                                               -----------
BEVERAGES   0.51%
Anheuser-Busch Cos                                250,000       11,718,750
                                                               -----------

BUILDING MATERIALS   1.85%
Hanson PLC Sponsored ADR
   Representing 5 Ord Shrs                        900,000      $22,781,250
Sherwin-Williams Co                               600,000       20,062,500
                                                               -----------
                                                                42,843,750
                                                               -----------
CHEMICALS 1.73%
Dow Chemical                                      225,000       20,587,500
Great Lakes Chemical                              400,000       19,450,000
                                                               -----------
                                                                40,037,500
                                                               -----------
COMPUTER RELATED   5.14%
Compaq Computer                                 1,000,000       32,062,500
Computer Associates International                 375,000       17,671,875
Electronic Data Systems                           600,000       26,287,500
Hewlett-Packard Co                                300,000       20,100,000
International Business Machines                   220,000       22,976,250
                                                               -----------
                                                               119,098,125
                                                               -----------
CONGLOMERATES 1.02%
National Service Industries                       265,000       14,690,937
Textron Inc                                       120,000        8,992,500
                                                               -----------
                                                                23,683,437
                                                               -----------
DISTRIBUTION 1.03%
Supervalu Inc                                     500,000       23,812,500
                                                               -----------
ELECTRIC UTILITIES 4.67%
DTE Energy                                        700,000       25,725,000
Edison International                              800,000       22,100,000
Entergy Corp                                      500,000       14,468,750
Texas Utilities                                   500,000       20,218,750
Unicom Corp                                       800,000       25,650,000
                                                               -----------
                                                               108,162,500
                                                               -----------
ELECTRICAL EQUIPMENT 1.01%
General Electric                                  300,000       23,325,000
                                                               -----------
FOODS 2.19%
Archer-Daniels-Midland Co                         787,500       17,669,531
Heinz (H J) Co                                    200,000       11,262,500
Unilever NV New York Shrs                         340,000       21,866,250
                                                               -----------
                                                                50,798,281
                                                               -----------
HARDWARE & TOOLS 0.73%
Snap-On Inc                                       400,000       17,000,000
                                                               -----------
HEALTH CARE DRUGS --
 PHARMACEUTICALS 5.28%
Abbott Laboratories                               175,000       13,092,188
American Home Products                            200,000       18,750,000
Bristol-Myers Squibb                              250,000       25,046,875
Lilly (Eli) & Co                                  300,000       19,743,750
Merck & Co                                        150,000       19,134,375
Schering-Plough Corp                              350,000       26,621,875
                                                               -----------
                                                               122,389,063
                                                               -----------

HEALTH CARE RELATED 0.82%
Columbia/HCA Healthcare                           700,000       18,987,500
                                                               -----------
HOUSEHOLD FURNITURE & APPLIANCES 0.72%
Whirlpool Corp                                    250,000       16,703,125
                                                               -----------
INSURANCE 4.25%
American General                                  300,000     $ 17,437,500
Lincoln National                                  200,000       16,750,000
Loews Corp                                        225,000       22,570,312
Ohio Casualty                                     500,000       23,375,000
SAFECO Corp                                       350,000       18,353,125
                                                               -----------
                                                                98,485,937
                                                               -----------
INSURANCE BROKERS 0.82%
Marsh & McLennan                                  220,000       19,071,250
                                                               -----------
INVESTMENT BANK/BROKER FIRM 1.37%
Morgan Stanley Dean Witter
   Discovery & Co                                 453,750       31,620,703
                                                               -----------
IRON & STEEL 1.00%
Nucor Corp                                        450,000       23,175,000
                                                               -----------
MANUFACTURING 0.95%
Minnesota Mining & Manufacturing                  130,000       11,090,625
York International                                250,000       10,984,375
                                                               -----------
                                                                22,075,000
                                                               -----------
METALS MINING 0.82%
Phelps Dodge                                      300,000       19,050,000
                                                               -----------
OFFICE EQUIPMENT & SUPPLIES 1.38%
IKON Office Solutions                             300,000        9,806,250
Xerox Corp                                        250,000       22,171,875
                                                               -----------
                                                                31,978,125
                                                               -----------
OIL & GAS RELATED 3.99%
Amoco Corp                                        200,000       17,000,000
Exxon Corp                                        300,000       19,162,500
Norsk Hydro A/S Sponsored ADR
   Representing Ord Shrs                          500,000       22,125,000
Repsol SA Sponsored ADR
   Representing Ord Shrs                          450,000       20,025,000
Royal Dutch Petroleum New York
   Registry 1.25 Gldr Shrs                        260,000       14,121,250
                                                               -----------
                                                                92,433,750
                                                               -----------
PAPER & FOREST PRODUCTS 0.44%
Westvaco Corp                                     310,000       10,075,000
                                                               -----------
POLLUTION CONTROL 1.33%
Browning-Ferris Industries                        400,000       13,325,000
Waste Management                                  700,000       17,500,000
                                                               -----------
                                                                30,825,000
                                                               -----------
PUBLISHING 0.78%
Gannett Co                                        280,000       18,077,500
                                                               -----------
RAILROADS 0.75%
Illinois Central                                  450,000       17,465,625
                                                               -----------
RETAIL 2.96
Dillard's Inc Class A                             500,000       17,812,500
K mart Corp*                                      500,000        6,687,500
Penney (J C) Co                                   275,000       19,439,062
Rite Aid                                          350,000       11,331,250
Tandy Corp                                        300,000       13,350,000
                                                               -----------
                                                                68,620,312
                                                               -----------
SERVICES 1.09%
Dun & Bradstreet                                  750,000     $ 25,125,000
                                                               -----------
SPECIALTY PRINTING   0.74%
Deluxe Corp                                       500,000       17,031,250
                                                               -----------
TELECOMMUNICATIONS --
 LONG DISTANCE 1.31%
British Telecommunications PLC
   Sponsored ADR Representing 10
   Ord Shrs                                       300,000       30,300,000
                                                               -----------
TELEPHONE 2.94%
Bell Atlantic                                     150,000       13,462,500
Southern New England
   Telecommunications                             300,000       18,937,500
Telefonica de Espana SA  Sponsored
   ADR Representing 3 Shrs                        150,000       15,525,000
Telefonos de Mexico SA de CV
   Sponsored ADR Representing
   Ord Series L Shrs                              400,000       20,275,000
                                                               -----------
                                                                68,200,000
                                                               -----------
TEXTILE -- APPAREL
 MANUFACTURING 1.41%
Liz Claiborne                                     350,000       17,500,000
VF Corp                                           320,000       15,260,000
                                                               -----------
                                                                32,760,000
                                                               -----------
TEXTILE -- HOME FURNISHINGS 0.21%
Shaw Industries                                   400,000        4,750,000
                                                               -----------
TOBACCO 1.43%
Fortune Brands                                    250,000        9,921,875
Gallaher Group PLC Sponsored
   ADR Representing 4 Ord Shrs                    250,000        5,781,250
Philip Morris                                     400,000       17,375,000
                                                               -----------
                                                                33,078,125
                                                               -----------

TOTAL COMMON STOCKS
   (Cost $988,296,436)                                       1,553,696,201
                                                             -------------
FIXED INCOME SECURITIES 25.99%
U S Government Obligations 18.25%
US Treasury Bonds
   11.250%, 2/15/2015                         $12,950,000       20,307,219
   9.375%, 2/15/2006                          $18,750,000       23,126,962
   9.250%, 2/15/2016                          $20,800,000       28,255,510
   8.125%, 8/15/2019                          $20,800,000       26,084,510
   7.625%, 2/15/2025                          $30,000,000       36,506,250
   7.250%, 8/15/2022                          $20,800,000       24,089,000
US Treasury Notes
   8.750%, 8/15/2000                          $25,000,000       26,804,699
   8.000%, 5/15/2001                          $20,500,000       21,928,603
   7.875%, 11/15/1999                         $18,500,000       19,182,187
   6.500%, 8/15/2005                          $29,300,000       30,719,232
   6.375%, 7/15/1999                          $26,400,000       26,688,762
   6.375%, 1/15/2000                          $26,400,000       26,763,000
   6.375%, 8/15/2002                          $23,750,000       24,462,500
   6.250%, 2/15/2003                          $23,300,000     $ 23,926,187
   6.125%, 8/15/2007                          $26,000,000       26,804,387
   5.750%, 8/15/2003                          $18,300,000       18,397,227
US Treasury Security Stripped
   Interest Payment, Generic Tint
   Payment, Zero Coupon, 8/15/2003            $25,250,000       18,608,745
   TOTAL US GOVERNMENT
   OBLIGATIONS
   (Cost $407,616,923)                                         422,654,980
                                                               -----------
U S Government Agency Obligations 4.08%
Fannie Mae
   Gtd Mortgage Pass-Through
      Certificates
      8.500%, 3/1/2010                         $5,907,105        6,135,592
      8.000%, 7/1/2024                         $7,710,354        7,997,410
      7.500%, 8/1/2007                         $1,440,225        1,482,481
      6.500%, 5/1/2026                         $7,288,834        7,232,199
      6.000%, 5/1/2009                         $8,634,472        8,556,589
   Medium-Term Notes
      6.060%, 10/8/2002                       $20,000,000       20,183,719
Freddie Mac, Gold
   Participation Certificates
   8.000%, 10/1/2010                           $3,930,478        4,048,550
   8.000%, 5/1/2024                            $6,288,678        6,521,547
   7.500%, 12/1/2026                           $9,346,952        9,595,953
   6.500%, 7/1/2001                            $5,743,394        5,783,655
Government National Mortgage
   Association I, Pass-Through
   Certificates
   7.500%, 3/15/2026                           $5,122,246        5,257,371
   7.000%, 10/15/2008                          $  913,088          934,071
   7.000%, 12/15/2022                          $  212,984          215,983
   7.000%, 12/15/2025                          $8,675,380        8,777,748
   6.500%, 10/15/2008                          $  889,070          895,684
   6.000%, 11/15/2008                          $  952,292          946,226
   TOTAL US GOVERNMENT
    AGENCY OBLIGATIONS
      (Cost $92,937,791)                                        94,564,778
                                                                ----------

Corporate Bonds 3.44%
AEROSPACE & DEFENSE 0.07%
Rockwell International, Notes
   6.625%, 6/1/2005                          $  1,500,000        1,542,133
                                                               -----------
AUTOMOBILES 0.29%
Ford Motor, Notes
   7.500%, 11/15/1999                        $    750,000          767,410
General Motors Acceptance, Sr
    Unsub Notes, 6.125%, 1/22/2008           $  6,000,000        5,865,426
                                                               -----------
                                                                 6,632,836
                                                               -----------
BANKS 0.64%
BankAmerica Corp, Sub Notes
   6.875%, 6/1/2003                          $  4,000,000        4,111,711
National City, Sub Notes
   7.200%, 5/15/2005                         $  2,000,000        2,115,198
NationsBank Corp, Sr Notes
   5.375%, 4/15/2000                         $  1,250,000      $ 1,234,885
Wachovia Bank, Medium-Term
   Notes, 7.000%, 10/17/2008                 $  7,000,000        7,328,125
                                                               -----------
                                                                14,789,919
                                                               -----------
COMMUNICATIONS --
   EQUIPMENT & MANUFACTURING 0.22%
Motorola Inc, Sr Notes
   6.500%, 3/1/2008                          $  5,000,000        5,119,765
                                                               -----------
ELECTRIC UTILITIES 0.20%
Duke Power
   1st & Ref Mortgage
      7.500%, 4/1/1999                       $  1,000,000        1,015,667
   Medium-Term Notes
      6.125%, 7/22/2003                      $  2,900,000        2,908,674
Union Electric, 1st Mortgage
   6.750%, 10/15/1999                        $    750,000          759,454
                                                               -----------
                                                                 4,683,795
                                                               -----------
FINANCIAL 0.39%
Associates Corp of North America
   Notes, 6.375%, 10/15/2002                 $  5,000,000        5,042,660
Commercial Credit, Notes
   6.375%, 9/15/2002                         $  4,000,000        4,026,240
                                                               -----------
                                                                 9,068,900
                                                               -----------
FOODS 0.36%
CPC International, Medium-Term
   Notes, Series D
   6.875%, 10/15/2003                        $  3,000,000        3,127,386
Campbell Soup, Notes
   6.900%, 10/15/2006                        $  5,000,000        5,277,940
                                                               -----------
                                                                 8,405,326
                                                               -----------

INSURANCE 0.23%
CNA Financial, Notes
   6.450%, 1/15/2008                         $  5,300,000       5,260,392
                                                              -----------
OIL & GAS RELATED 0.22%
Enron Corp, Notes
   6.625%, 11/15/2005                        $  5,000,000       5,041,834
                                                              -----------

PUBLISHING 0.15%
Gannett Co, Notes
   5.850%, 5/1/2000                          $  3,500,000       3,493,727
                                                              -----------
RETAIL 0.41%
May Department Stores, Deb
   6.875%, 11/1/2005                         $  4,000,000       4,140,096
Wal-Mart Stores, Notes
   8.625%, 4/1/2001                          $  5,000,000       5,358,395
                                                              -----------
                                                                9,498,491
                                                              -----------
TELECOMMUNICATIONS --
   LONG DISTANCE 0.09%
BellSouth Telecommunications
   Notes, 6.500%, 6/15/2005                  $  2,000,000       2,041,422
                                                              -----------
TOYS 0.17%
Mattel Inc, Notes
   6.750%, 5/15/2000                         $  4,000,000       4,050,184

                                                              -----------
   TOTAL CORPORATE BONDS
      (Cost $78,883,110)                                     $ 79,628,724
                                                              -----------
Foreign Corporate Obligations 0.22%
BANKS 0.22%
ABN Amro Bank NV, Global
   Sub Notes, 6.625%, 10/31/2001
   (Cost $5,000,950)                         $  5,000,000       5,062,589
                                                              -----------
TOTAL FIXED INCOME SECURITIES
   (Cost $584,438,774)                                        601,911,071
                                                              -----------
SHORT-TERM INVESTMENTS 6.93%
U S Government Obligations 2.29%
US Treasury Notes
   8.250%, 7/15/1998                         $ 26,300,000      26,571,231
   5.500%, 2/28/1999                         $ 26,400,000      26,400,000
                                                              -----------
   TOTAL US GOVERNMENT OBLIGATIONS
      (Cost $52,728,355)                                       52,971,231
                                                              -----------
Corporate Bonds 0.13%
BEVERAGES 0.07%
PepsiCo Inc, Deb, 7.750%,
   10/1/1998                                 $  1,500,000       1,516,336
                                                              -----------
CONSUMER FINANCE 0.03%
Beneficial Corp, Medium-Term Notes
   5.350%, 10/8/1998                         $    800,000         796,741
                                                              -----------

RETAIL   0.03%
Wal-Mart Stores, Notes
   5.500%, 3/1/1998                          $    750,000         750,000
                                                               ----------
   TOTAL CORPORATE BONDS
      (Cost $3,055,517)                                         3,063,077
                                                               ----------
Commercial Paper 1.27%
FINANCIAL 1.27%
Greenwich Funding
   5.510%, 3/12/1998

   (Cost $29,414,265)                        $ 29,464,000      29,414,265
                                                              -----------
Repurchase Agreements 3.24%
Repurchase Agreement with
   State  Street  Bank & Trust  Co
   dated  2/27/1998  due  3/2/1998
   at  5.580%, repurchased at
   $75,023,870 (Collateralized by
   US Treasury Bonds due 2/15/2020
   at 8.500%, value $76,774,509)
   (Cost $74,989,000)                        $ 74,989,000      74,989,000
                                                              -----------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $160,187,137)                                        160,437,573
                                                              -----------
TOTAL INVESTMENT
 SECURITIES AT VALUE  100.00%
 (Cost $1,732,922,347)
 (Cost for Income Tax Purposes
 $1,732,935,672)                                          $ 2,316,044,845
                                                          ===============
VALUE EQUITY Fund
COMMON STOCKS 93.80%
AEROSPACE & DEFENSE 3.05%
Lockheed Martin                                    53,260     $ 6,214,776
Raytheon Co Class B                               120,000       7,057,500
                                                              -----------
                                                               13,272,276
                                                              -----------
AUTO PARTS 1.21%
Genuine Parts                                     142,500       5,272,500
                                                              -----------
AUTOMOBILES 2.40%
Ford Motor                                        185,000      10,464,062
                                                              -----------
BANKS 5.08%
First Chicago NBD                                  80,000       6,575,000
First Union                                        60,000       3,161,250
NationsBank Corp                                  111,364       7,628,434
Wachovia Corp                                      60,000       4,770,000
                                                              -----------
                                                               22,134,684
                                                              -----------
BEVERAGES 1.26%
PepsiCo Inc                                       150,000       5,484,375
                                                              -----------

BUILDING MATERIALS 4.31%
Hanson PLC Sponsored ADR
   Representing 5 Ord Shrs                        130,000       3,290,625
Lowe's Cos                                        150,000       8,765,625
Sherwin-Williams Co                               200,000       6,687,500
                                                              -----------
                                                               18,743,750
                                                              -----------
CHEMICALS 0.64%
Dow Chemical                                       30,600       2,799,900
                                                              -----------
COMPUTER RELATED 10.03%
Adaptec Inc*                                      168,200       4,446,787
Compaq Computer                                   229,500       7,358,344
Computer Associates International                 161,625       7,616,578
Electronic Data Systems                           220,000       9,638,750
Hewlett-Packard Co                                120,000       8,040,000
International Business Machines                    62,700       6,548,231
                                                              -----------
                                                               43,648,690
                                                              -----------
CONGLOMERATES 2.07%
Textron Inc                                       120,000       8,992,500
                                                              -----------
DISTRIBUTION 1.31%
Supervalu Inc                                     120,000       5,715,000
                                                              -----------
ELECTRIC UTILITIES 4.56%
DTE Energy                                        137,000       5,034,750
Entergy Corp                                      225,000       6,510,937
Southern Co                                       135,000       3,332,813
Unicom Corp                                       155,000       4,969,688
                                                              -----------
                                                               19,848,188
                                                              -----------
ELECTRICAL EQUIPMENT 1.33%
General Electric                                   74,200       5,769,050
                                                              -----------
ELECTRONICS -- SEMICONDUCTOR 1.20%
Texas Instruments                                  90,000       5,208,750
                                                              -----------
FINANCIAL 2.00%
Fannie Mae                                       136,500      $ 8,710,406
                                                              -----------
FOODS 1.00%
Archer-Daniels-Midland Co                         194,250       4,358,484
                                                              -----------
FOOTWEAR 1.11%
NIKE Inc Class B                                  110,000       4,826,250
                                                              -----------

HEALTH CARE DRUGS --
 PHARMACEUTICALS 9.64%
Abbott Laboratories                                47,000       3,516,187
Allergan Inc                                      130,000       4,550,000
American Home Products                             87,000       8,156,250
Bristol-Myers Squibb                               60,000       6,011,250
Merck & Co                                         58,700       7,487,919
Schering-Plough Corp                               84,000       6,389,250
Warner-Lambert Co                                  40,000       5,850,000
                                                              -----------
                                                               41,960,856
                                                              -----------

HEALTH CARE RELATED 2.48%
Biomet Inc                                        242,000       7,214,625
Columbia/HCA Healthcare                           132,000       3,580,500
                                                              -----------
                                                               10,795,125
                                                              -----------
HOUSEHOLD FURNITURE &
   APPLIANCES 1.92%
Whirlpool Corp                                    125,000       8,351,563
                                                              -----------
INSURANCE 9.65%
American General                                  100,000       5,812,500
American International Group                       52,750       6,339,891
General Re                                         26,500       5,644,500
Jefferson-Pilot Corp                               57,575       4,829,103
Loews Corp                                         50,000       5,015,625
SAFECO Corp                                       110,000       5,768,125
Torchmark Corp                                    185,000       8,614,063
                                                              -----------
                                                               42,023,807
                                                              -----------
INSURANCE BROKERS 1.19%
Marsh & McLennan                                   60,000       5,201,250
                                                              -----------
IRON & STEEL 0.81%
Nucor Corp                                         68,200       3,512,300

MACHINERY 1.77%
Dover Corp                                        200,000       7,725,000
                                                               ----------
MANUFACTURING 0.97%
York International                                 96,000       4,218,000
                                                              -----------
METALS MINING 0.83%
Phelps Dodge                                       57,200       3,632,200
                                                              -----------
OFFICE EQUIPMENT & SUPPLIES 3.36%
IKON Office Solutions                             190,000       6,210,625
Xerox Corp                                         95,000       8,425,313
                                                              -----------
                                                               14,635,938
                                                              -----------

OIL & GAS RELATED 5.77%
Amoco Corp                                         55,000       4,675,000
Exxon Corp                                         70,550       4,506,381
Norsk Hydro A/S Sponsored ADR
   Representing Ord Shrs                           60,000       2,655,000
Repsol SA Sponsored ADR
   Representing Ord Shrs                          105,400       4,690,300
Royal Dutch Petroleum New York
   Registry 1.25 Gldr Shrs                         88,304       4,796,011
YPF SA Sponsored ADR
   Representing Class D Shrs                      120,000       3,795,000
                                                              -----------
                                                               25,117,692
                                                              -----------
PAPER & FOREST PRODUCTS 1.60%
Kimberly-Clark Corp                               125,000       6,960,937
                                                              -----------

POLLUTION CONTROL 0.86%
Waste Management                                  150,000       3,750,000
                                                              -----------
RAILROADS 1.66%
Illinois Central                                  186,000       7,219,125
                                                              -----------
RETAIL 1.74%
Rite Aid                                          234,000       7,575,750
                                                              -----------
SERVICES 1.77%
Dun & Bradstreet                                  230,000       7,705,000
                                                              -----------

TEXTILE -- APPAREL
   MANUFACTURING 2.14%
Liz Claiborne                                     186,000       9,300,000
                                                              -----------
TOBACCO 1.82%
Philip Morris                                     182,200       7,914,313
                                                              -----------
TOYS 1.26%
Mattel Inc                                        130,000       5,500,625
                                                              -----------
TOTAL COMMON STOCKS
   (Cost $269,426,395)                                        408,348,346
                                                              -----------
SHORT-TERM INVESTMENTS 6.20%
Commercial Paper 3.67%
FINANCIAL 3.67%
Greenwich Funding
   5.510%, 3/12/1998
   (Cost $15,972,992)                         $16,000,000      15,972,992
                                                              -----------

Repurchase Agreements 2.53%
Repurchase Agreement with
  State Street Bank Trust Co
  dated 2/27/1998 due 3/2/1998
  at  5.580%, repurchased at
  $11,023,123 (Collateralized by
  US Treasury Bonds due 2/15/2020
  at 8.500%, value $11,284,031)
  (Cost $11,018,000)                          $11,018,000      11,018,000
                                                              -----------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $26,990,992)                                          26,990,992
                                                              -----------
TOTAL INVESTMENT
  SECURITIES AT VALUE  100.00%
  (Cost $296,417,387)
  (Cost for Income Tax Purposes
  $297,482,854)                                             $ 435,339,338
                                                            =============


* Security is non-income producing.

See Notes to Financial Statements

INVESCO Value Trust
Statement of Assets and Liabilities
February 28, 1998
UNAUDITED

                                          Intermediate
                                           Government          Total Return   Value Equity
                                           Bond Fund                Fund            Fund
                                          ---------------------------------------------------
ASSETS
Investment Securities:
   At Cost~                                $32,090,586       $1,732,922,347      $296,417,387
                                           ==================================================
   At Value~                               $32,561,145       $2,316,044,845      $435,339,338
Cash                                               397              830,790                 0
Receivables:
   Fund Shares Sold                            302,130            6,111,417         1,853,768
   Dividends and Interest                      338,493            8,927,984           780,077
Prepaid Expenses and Other Assets              104,627              230,113            72,118
                                           --------------------------------------------------
TOTAL ASSETS                                33,306,792        2,332,145,149       438,045,301
                                           --------------------------------------------------
LIABILITIES
Payables:
   Custodian                                         0                    0            14,255
   Distributions to Shareholders                12,640              214,042            31,521
   Fund Shares Repurchased                      15,507            2,360,764         2,050,300
Accrued Distribution Expenses                    2,311                    0            41,478
Accrued Expenses and Other Payables              8,541              119,501            19,005
                                           --------------------------------------------------
TOTAL LIABILITIES                               38,999            2,694,307         2,156,559
                                           --------------------------------------------------
Net Assets at Value                        $33,267,793       $2,329,450,842      $435,888,742
                                           ==================================================

NET ASSETS
Paid-in Capital                            $33,026,682       $1,733,597,086      $287,871,828
Accumulated Undistributed
   (Distributions in Excess of)
   Net Investment Income                             0               13,408          (23,559)
Accumulated Undistributed Net
   Realized Gain (Loss) on
   Investment Securities and
   Foreign Currency Transactions             (229,448)           12,717,850         9,118,522
Net Appreciation of Investment
   Securities and Foreign

   Currency Transactions                       470,559          583,122,498       138,921,951
                                         ----------------------------------------------------
Net Assets at Value                        $33,267,793       $2,329,450,842      $435,888,742
                                         ====================================================
Shares Outstanding*                          2,644,394           76,832,346        14,524,655
Net Asset Value,
   Offering and Redemption
   Price per Share                             $ 12.58              $ 30.32           $ 30.01
                                         ====================================================


~ Investment securities at cost and value at February 28, 1998 include repurchase agreements of $938,000, $74,989,000 and $11,018,000 for
   Intermediate Government Bond, Total Return and Value Equity Funds, respectively.

* The Trust has one class of shares which may be divided into different series, each representing an interest in a separate Fund. At February 28, 1998, there was an unlimited number of authorized Fund shares.

See Notes to Financial Statements


INVESCO Value Trust
Statement of Operations
Six Months Ended February 28, 1998
UNAUDITED


                                          Intermediate
                                           Government      Total Return        Value Equity
                                           Bond Fund           Fund                Fund
                                          --------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                   $         0      $ 15,581,870         $ 3,456,776
Interest                                      1,322,366        21,727,735             456,439
   Foreign Taxes Withheld                             0         (249,319)            (20,675)
                                          ---------------------------------------------------
   TOTAL INCOME                               1,322,366        37,060,286           3,892,540
                                          ---------------------------------------------------
EXPENSES
Investment Advisory Fees                        128,961         6,138,984           1,436,154
Distribution Expenses                             5,072                 0              97,035
Transfer Agent Fees                             117,339         1,651,218             421,138
Administrative Fees                               7,834           159,406              33,723
Custodian Fees and Expenses                       4,908           104,072              23,904
Professional Fees and Expenses                    8,286            43,090              14,710
Registration Fees and Expenses                   13,303           116,418              43,109
Reports to Shareholders                           7,372            44,581              53,591
Trustees' Fees and Expenses                       6,066            65,822              16,807
Other Expenses                                    3,153            23,854               5,176
                                          ---------------------------------------------------
   TOTAL EXPENSES                               302,294         8,347,445           2,145,347
   Fees and Expenses Absorbed by
      Investment Adviser                       (84,438)          (24,057)                   0
   Fees and Expenses Paid Indirectly            (1,914)         (134,321)             (9,038)
      NET EXPENSES                              215,942         8,189,067           2,136,309
                                          ----------------------------------------------------
NET INVESTMENT INCOME                         1,106,424        28,871,219           1,756,231
                                          ----------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENT SECURITIES
Net Realized Gain on Investment
   Securities and Foreign Currency
   Transactions                                 342,848        29,815,314          17,229,322
Change in Net Appreciation of
   Investment Securities and Foreign
   Currency Transactions                        163,345       186,274,468          36,704,414
                                            -------------------------------------------------
NET GAIN ON INVESTMENT SECURITIES               506,193       216,089,782          53,933,736
                                            -------------------------------------------------
Net Increase in Net Assets from
   Operations                               $ 1,612,617     $ 244,961,001        $ 55,689,967
                                            =================================================

See Notes to Financial Statements

INVESCO Value Trust
Statement of Changes in Net Assets

                                                               Intermediate Government
                                                                      Bond Fund                         Total Return Fund
                                                             Six Months          Year             Six Months        Year
                                                                Ended            Ended              Ended          Ended
                                                             February 28       August 31         February 28      August 31
                                                             ---------------------------         --------------------------
                                                               1998              1997                1998            1997
                                                             UNAUDITED                            UNAUDITED
OPERATIONS
Net Investment Income                                      $ 1,106,424      $ 2,385,295    $    28,871,219      $ 44,496,579
Net Realized Gain on Investment Securities
   and Foreign Currency Transactions                           342,848          126,618         29,815,314        20,361,309
Change in Net Appreciation of Investment
   Securities and Foreign Currency Transactions                163,345          348,594        186,274,468       269,713,544
                                                           ----------------------------    ---------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                           1,612,617        2,860,507        244,961,001       334,571,432
                                                           ----------------------------    ---------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                                      (1,106,424)      (2,385,295)       (28,963,828)      (44,405,999)
Net Realized Gain on Investment Securities
   and Foreign Currency Transactions                                0                0        (34,776,937)       (4,314,901)
                                                           ----------------------------    ---------------------------------

TOTAL DISTRIBUTIONS                                        (1,106,424)      (2,385,295)       (63,740,765)      (48,720,900)
                                                           ----------------------------    ---------------------------------

FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                               18,310,716       26,474,792        595,529,162       997,370,885
Reinvestment of Distributions                                  966,591        2,208,130         62,810,012        47,962,510
                                                           ----------------------------    ---------------------------------
                                                            19,307,307       28,682,922        658,339,174     1,045,333,395

Amounts Paid for Repurchases of Shares                     (30,986,375)    (24,665,970)       (355,702,673)    (517,740,980)
                                                           ----------------------------    ---------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS                            (11,679,068)       4,016,952       302,636,501       527,592,415
                                                           ----------------------------    ---------------------------------
Total Increase (Decrease) in Net Assets                    (11,172,875)       4,492,164       483,856,737        813,442,947
NET ASSETS
Beginning of Period                                         44,440,668       39,948,504      1,845,594,105     1,032,151,158
End of Period                                              $33,267,793     $ 44,440,668    $ 2,329,450,842    $1,845,594,105
                                                           ============================    =================================
Accumulated Undistributed Net Investment
   Income Included in Net Assets at End of
   Period                                                           $0              $ 0           $ 13,408         $ 106,017
----------------------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS
Shares Sold                                                  1,456,143        2,132,651         20,419,778        39,163,785
Shares Issued from Reinvestment of
   Distributions                                                79,884          178,829          2,168,421         1,844,859
                                                           ----------------------------    ---------------------------------
                                                             1,536,027        2,311,480         22,588,199        41,008,644
Shares Repurchased                                         (2,464,537)      (1,985,434)       (12,222,342)      (20,216,862)
                                                           ----------------------------    ---------------------------------
Net Increase (Decrease) in Fund Shares                       (928,510)          326,046         10,365,857        20,791,782
                                                           ============================    =================================

See Notes to Financial Statements


INVESCO Value Trust
Statement of Changes in Net Assets (Continued)


                                                                      Value Equity Fund
                                                            Six Months                 Year
                                                              Ended                   Ended
                                                           February 28              August 31
                                                          ---------------------------------------
                                                               1998                     1997
                                                            UNAUDITED

OPERATIONS
Net Investment Income                                     $  1,756,231              $   4,046,156
Net Realized Gain on Investment Securities
   and Foreign Currency Transactions                        17,229,322                 20,055,067
Change in Net Appreciation of Investment
   Securities and Foreign Currency Transactions             36,704,414                 57,254,344
                                                          ---------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                          55,689,967                 81,355,567
                                                          ---------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                                       (1,797,273)               (4,071,368)
Net Realized Gain on Investment Securities
   and Foreign Currency Transactions                       (26,582,983)               (5,507,949)
                                                          ---------------------------------------
TOTAL DISTRIBUTIONS                                        (28,380,256)               (9,579,317)
                                                          ---------------------------------------

FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                              265,374,611               517,380,902
Reinvestment of Distributions                               27,200,186                 9,315,225
                                                          --------------------------------------
                                                           292,574,797               526,696,127
Amounts Paid for Repurchases of Shares                   (253,761,386)             (428,752,415)
                                                          --------------------------------------
NET INCREASE IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS                             38,813,411                97,943,712
                                                          --------------------------------------
Total Increase in Net Assets                                66,123,122               169,719,962
NET ASSETS
Beginning of Period                                        369,765,620               200,045,658
                                                          --------------------------------------
End of Period                                             $435,888,742              $369,765,620
                                                          ======================================
Accumulated Undistributed (Distributions in Excess of)
 Net Investment Income Included in Net Assets at
 End of Period                                            $    (23,559)             $     17,483
------------------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                                  9,200,412                20,198,347
Shares Issued from Reinvestment of
   Distributions                                               997,711                   378,067
                                                          --------------------------------------
                                                            10,198,123                20,576,414
Shares Repurchased                                         (8,737,452)              (16,506,962)
                                                          --------------------------------------
Net Increase in Fund Shares                                  1,460,671                 4,069,452
                                                          ======================================

See Notes to Financial Statements

INVESCO Value Trust
Notes to Financial Statements
UNAUDITED
NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Value Trust (the "Trust") is organized under the laws of the Commonwealth of Massachusetts and presently consists of three separate Funds: Intermediate Government Bond Fund, Total Return Fund and Value Equity Fund. The investment objective of each Fund is to achieve a high total return on investments through capital appreciation and current income. The Trust is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company.
   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION - Equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price in the market where such securities are primarily traded. If last sales prices are not available, securities are valued at the highest closing bid price obtained from one or more dealers making a market for such securities or by a pricing service approved by the Trust's trustees.
       Debt securities are valued at evaluated bid prices as determined by a pricing service approved by the Trust's trustees. If evaluated bid prices are not available, debt securities are valued by averaging the bid prices obtained from one or more dealers making a market for such securities.
       Foreign securities are valued at the closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for foreign securities, prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.
       If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith by the Trust's trustees.
       Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.
       Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation. The cost of securities is translated into U.S. dollars at the rates of exchange prevailing  when such  securities  are  acquired.  Income and  expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.
B. REPURCHASE AGREEMENTS - Repurchase agreements held by the Trust are fully collateralized by U.S. Government securities and such collateral is in the possession of the Trust's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.
C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date and dividend income is recorded on the ex dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount and amortized premium, is recorded on the accrual  basis.  Discounts  and  premiums  on debt securities purchased are amortized over the life of the respective security as adjustments to interest income. Cost is determined on the specific identification basis.
       Mortgage paydown gain/loss is treated as ordinary income for tax purposes and is included in interest income on the Statement of Operations. The Trust may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Trust to additional risks resulting from future political or
     economic  conditions  and/or  possible   impositions  of  adverse  foreign
     governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investment securities includes fluctuations from currency exchange rates and fluctuations in market value.
       The Trust's use of short-term forward foreign currency contracts may subject it to certain risks as a result of unanticipated movements in foreign exchange rates. The Trust does not hold short-term forward foreign currency contracts for trading purposes. The Trust may hold foreign currency in anticipation of settling foreign security transactions and not for investment purposes.
       Investments  in  securities  of  governmental   agencies  may  only  be
     guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the United States.
D. FEDERAL AND STATE TAXES - The Trust has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes. At August 31, 1997, Intermediate Government Bond Fund had $411,995, $16,031 and $8,387 in net capital loss carryovers which expire in the years 2003, 2004 and 2005, respectively.
       To the extent future capital gains are offset by capital loss carryovers, such gains will not be distributed to shareholders.
       Dividends   paid  by  the  Trust   from  net   investment   income  and
     distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
       Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements.
E.   DIVIDENDS AND  DISTRIBUTIONS  TO  SHAREHOLDERS - For Total Return and Value
     Equity Funds, dividends and distributions to shareholders are recorded on the ex dividend/distribution date. All of Intermediate Government Bond Fund's net investment income is distributed to shareholders by dividends declared daily and paid monthly. Income dividends are reinvested at the ex dividend date. The Trust distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, market discounts, amortized premiums, foreign currency transactions, nontaxable dividends, net operating losses and expired capital loss carryforwards.
F. EXPENSES - Each of the Funds bears expenses incurred specifically on its behalf and, in addition, each Fund bears a portion of general expenses, based on the relative net assets of each Fund.

       Under an agreement between each Fund and the Trust's Custodian, agreed upon Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Similarly, Transfer Agent Fees are reduced by credits earned by each Fund from security brokerage transactions under certain broker/service agreements with third parties. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.
       For the six months ended February 28, 1998, Fees and Expenses Paid Indirectly consisted of the following:

                                              Custodian Fees           Transfer
      Fund                                     and Expenses           Agent Fees
      --------------------------------------------------------------------------
      Intermediate Government Bond Fund         $   1,914                $     0
      Total Return Fund                            51,679                 82,642
      Value Equity Fund                             9,037                      1

NOTE 2 - INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Trust's investment adviser. As compensation for its services to the Trust, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of each Fund's average net assets as follows:

                                                   AVERAGE NET ASSETS
                                         ---------------------------------------
                                          $0 to      $500 Million        Over
                                           $500         to $1             $1
Fund                                     Million       Billion           Billion
--------------------------------------------------------------------------------
Intermediate Government Bond Fund         0.60%          0.50%             0.40%
Total Return Fund                         0.75%          0.65%             0.50%
Value Equity Fund                         0.75%          0.65%             0.50%

   In accordance with a Sub-Advisory Agreement between IFG and INVESCO Capital Management, Inc. ("ICM"), an affiliate of IFG, investment decisions of the Trust are made by ICM. Fees for such sub-advisory services are paid by IFG.
   In accordance with an Administrative Agreement, each Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.015% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly.
   IFG receives a transfer agent fee at an annual rate of $20.00 for Total Return and Value Equity Funds, and $26.00 for Intermediate Government Bond Fund per shareholder account, or, where applicable, per participant in an omnibus account, per year. IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month.
   A plan of distribution pursuant to Rule 12b-1 of the Act (the "Plan") became effective November 1, 1997 for Intermediate Government Bond and Value Equity Funds. The Plan provides for compensation of marketing and advertising expenditures to INVESCO Distributors, Inc. to a maximum of 0.25% of net assets. For the six months ended February 28, 1998, Intermediate Government Bond and Value Equity Funds paid the Distributor $2,761 and $55,557, respectively, under the plan of distribution.
   IFG has voluntarily agreed, in some instances, to absorb certain fees and expenses incurred by Intermediate Government Bond Fund.
NOTE 3 - PURCHASES AND SALES OF INVESTMENT SECURITIES. For the six months ended February 28, 1998, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

Fund                                            Purchases               Sales
--------------------------------------------------------------------------------
Total Return Fund                             $ 305,299,355         $ 71,925,547
Value Equity Fund                                74,468,319           88,439,749

   The aggregate cost of purchases and proceeds from sales of U.S. Government securities were as follows:

Fund                                            Purchases               Sales
--------------------------------------------------------------------------------
Intermediate Government Bond Fund               $ 6,706,286         $ 16,236,656
Total Return Fund                                98,180,797           16,750,000

NOTE 4 - APPRECIATION AND DEPRECIATION. At February 28, 1998, the gross appreciation of securities in which there was an excess of value over tax cost, the gross depreciation of securities in which there was an excess of tax cost over value and the resulting net appreciation by Fund were as follows:

                                                  Gross            Gross              Net
Fund                                           Appreciation     Depreciation     Appreciation
---------------------------------------------------------------------------------------------
Intermediate Government Bond Fund             $    475,533      $    88,372      $    387,161
Total Return Fund                              594,672,588       11,563,415       583,109,173
Value Equity Fund                              143,612,565        5,756,081       137,856,484

NOTE 5 - TRANSACTIONS WITH AFFILIATES. Certain of the Trust's officers and trustees are also officers and directors of IFG or ICM.

   The Trust has adopted an unfunded deferred compensation plan covering all independent trustees of the Trust who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on an annual rate equal to 40% of the retainer fee at the time of retirement.
   Pension expenses for the six months ended February 28, 1998, included in Trustees' Fees and Expenses in the Statement of Operations, and unfunded accrued pension costs and pension liability included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities were as follows:

                                                                     Unfunded
                                                  Pension             Accrued        Pension
Fund                                              Expenses         Pension Costs    Liability
---------------------------------------------------------------------------------------------
Intermediate Government Bond Fund                  $   503            $ 1,865         $ 4,082
Total Return Fund                                   16,385             38,653          80,944
Value Equity Fund                                    3,278              9,615          20,078

NOTE 6 - LINE OF CREDIT. The Trust has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maxium of 10% of the Net Assets at Value of each respective Fund. Each Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. At February 28, 1998, there were no such borrowings.

Other Information
UNAUDITED

On October 28, 1997, a special meeting of the shareholders of the Trust was held at which the approval to change the investment policy to allow each Fund to utilize futures contracts, options on futures, puts and calls to the extent permitted by law (Proposal 1) was ratified by Total Return and Value Equity Funds and failed for Intermediate Government Bond Fund and the approval of a Plan and Agreement of Distribution for Intermediate Government and Value Equity Funds (Proposal 2) was ratified. The following is a report on the votes cast:

Proposal                                      For          Against      Abstain      Total
---------------------------------------------------------------------------------------------
Intermediate Government Bond Fund
Proposal 1                                 1,323,336       916,628       91,153     2,331,117
Proposal 2                                 1,603,043       627,945      100,129     2,331,117

Total Return Fund
Proposal 1                                29,034,865     4,697,372    1,942,130    35,674,367

Value Equity Fund
Proposal 1                                 6,036,336     1,996,642      828,582     8,861,560
Proposal 2                                 6,627,112     1,374,392      860,056     8,861,560

INVESCO Value Trust
Financial Highlights
(For a Fund Share Outstanding Throughout Each Period)

                                                    Six Months                                       Period         Year
                                                      Ended                                           Ended         Ended
                                                    February 28        Year Ended August 31         August 31     December 31
                                                    ------------  -------------------------------- ----------     -----------
                                                       1998       1997     1996      1995     1994      1993^         1992
                                                     UNAUDITED

                                                   Intermediate Government Bond Fund

PER SHARE DATA
Net Asset Value - Beginning of Period              $12.44      $12.30    $12.64    $12.16   $13.25     $12.68      $12.89
                                                  -------      ------   -------    ------  -------     ------     -------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                0.32        0.66      0.73      0.73     0.70       0.48        0.90
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)                    0.14        0.14    (0.34)      0.48   (0.75)       0.57      (0.16)
                                                   ------      ------    ------    ------    -----     ------     -------
Total from Investment Operations                     0.46        0.80      0.39      1.21   (0.05)       1.05        0.74
                                                   ------      ------    ------    ------    -----     ------     -------
LESS DISTRIBUTIONS
Dividends from Net Investment Income+                0.32        0.66      0.73      0.73     0.70       0.48        0.90
Distributions from Capital Gains                     0.00        0.00      0.00      0.00     0.34       0.00        0.05
                                                   ------      ------    ------    ------    -----     ------     -------
Total Distributions 0.32                             0.66        0.73      0.73      1.04     0.48       0.95
                                                   ------      ------    ------    ------    -----     ------     -------
Net Asset Value - End of Period                   $ 12.58      $12.44   $ 12.30   $ 12.64  $ 12.16    $ 13.25     $ 12.68
                                                   ======      ======    ======    ======   ======     ======     =======

TOTAL RETURN                                       3.74%*       6.64%     3.12%    10.36%   (0.37%)    8.38%*       6.03%

RATIOS
Net Assets - End of Period ($000 Omitted)         $33,268     $44,441   $39,949   $37,339   $31,861   $39,384     $29,649
Ratio of Expenses to Average Net Asset #          0.50%*@      1.02%@    1.15%@     1.20%     1.07%    0.96%~       0.97%
Ratio of Net Investment Income to
  Average Net Assets#                              2.55%*       5.32%     5.81%     6.04%     5.58%    5.48%~       6.38%
Portfolio Turnover Rate                              17%*         37%       63%       92%       49%      34%*         93%

^  From January 1, 1993 to August 31, 1993.

+ Distributions in excess of net investment income for the year ended August 31, 1994, aggregated less than $0.01 on a per share basis.

*  Based  on  operations  for  the  period  shown  and,  accordingly,   are  not
   representative of a full year.

# Various expenses of the Fund were voluntarily absorbed by IFG for the six months ended February 28, 1998 and the years ended August 31, 1997 and 1996. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.70% (not annualized), 1.37% and 1.24%, respectively, and ratio of net investment income to average net assets would have been 2.35% (not annualized), 4.97% and 5.72%, respectively.

@ Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

~  Annualized

INVESCO Value Trust
Financial Highlights (Continued)
 (For a Fund Share Outstanding Throughout Each Period)

                                          Six Months                                         Period          Year
                                            Ended                                            Ended          Ended
                                         February 28        Year Ended August 31            August 31    December 31
                                       -------------    ----------------------------------  ---------    -----------
                                            1998        1997      1996      1995      1994    1993^         1992
                                         UNAUDITED

                                          Total Return Fund
PER SHARE DATA
Net Asset Value - Beginning of Period     $ 27.77     $22.60    $20.95     $18.54   $18.27    $17.18      $ 16.43
                                          -------     ------    ------     ------   ------    ------      -------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                        0.40       0.77      0.73       0.72     0.69      0.40         0.66
Net Gains on Securities
   (Both Realized and Unrealized)            3.03       5.26      1.78       2.46     0.60      1.09         0.93
                                          -------     ------    ------     ------    -----    ------      -------
Total from Investment Operations             3.43       6.03      2.51       3.18     1.29      1.49         1.59
                                          -------     ------    ------     ------    -----    ------      -------
LESS DISTRIBUTIONS
Dividends from Net Investment Income         0.40       0.77      0.73       0.72     0.60      0.40         0.65
In Excess of Net Investment Income+          0.00       0.00      0.00       0.00     0.09      0.00         0.00
Distributions from Capital Gains             0.48       0.09      0.13       0.05     0.17      0.00         0.19
In Excess of Capital Gains                   0.00       0.00      0.00       0.00     0.16      0.00         0.00
                                          -------     ------    ------     ------    -----    ------      -------
Total Distributions                          0.88       0.86      0.86       0.77     1.02      0.40         0.84
                                          -------     ------    ------     ------    -----    ------      -------
Net Asset Value - End of Period           $ 30.32     $27.77    $22.60    $ 20.95   $18.54   $ 18.27      $ 17.18
                                          =======     ======    ======    =======   ======   =======      =======
TOTAL RETURN                              12.50%*     27.01%    12.06%     17.54%    7.22%    8.72%*        9.84%

RATIOS
Net Assets - End of Period
   ($000 Omitted)                     $2,329,451 $1,845,594 $1,032,151  $563,468 $292,765  $220,224      $137,196
Ratio of Expenses to Average
   Net Assets#                             0.40%*@    0.86%@     0.89%@    0.95%    0.96%     0.93%~        0.88%
Ratio of Net Investment Income to
   Average Net Assets#                     1.39%*     3.11%       3.44%    3.97%    3.31%     3.51%~        4.06%
Portfolio Turnover Rate                       7%*        4%         10%      30%      12%       19%*          13%
Average Commission Rate Paid^^           $0.0559*   $0.0520     $0.0539        -        -         -            -

^  From January 1, 1993 to August 31, 1993.

+ Distributions in excess of net income for the year ended August 31, 1995, aggregated less than $0.01 on a per share basis.

*  Based  on  operations  for  the  period  shown  and,  accordingly,   are  not
   representative of a full year.

@ Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, if applicable, which is before any offset arrangements.

# Various expenses of the Fund were voluntarily absorbed by IFG for the six months ended February 28, 1998 and the effect was insignificant.

~  Annualized

^^ The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased or sold which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

INVESCO Value Trust
Financial Highlights (Continued)
 (For a Fund Share Outstanding Throughout Each Period)

                                       Six Months                                                     Period      Year
                                         Ended                                                        Ended       Ended
                                       February 28             Year Ended August 31                 August 31   December 31
                                       -----------     ---------------------------------------     ----------   -----------
                                          1998          1997      1996       1995         1994       1993^         1992
                                        UNAUDITED

                                                  Value Equity Fund

PER SHARE DATA
Net Asset Value --
   Beginning of Period                    $ 28.30    $ 22.24   $ 19.53     $18.12      $ 17.79      $ 16.91      $ 16.57
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                        0.13       0.35      0.35       0.39         0.36         0.24         0.36
Net Gains on Securities
   (Both Realized and Unrealized)            3.90       6.62      3.09       2.58         1.20         0.88         0.45
                                          -------     ------    ------     ------        -----       ------      -------
Total from Investment Operations             4.03       6.97      3.44       2.97         1.56         1.12         0.81
                                          -------     ------    ------     ------        -----       ------      -------
LESS DISTRIBUTIONS
Dividends from Net Investment Income         0.13       0.35      0.35       0.39         0.31         0.24         0.34
In Excess of Net Investment Income           0.00       0.00      0.00       0.00         0.04         0.00         0.00
Distributions from Capital Gains             2.19       0.56      0.38       1.17         0.88         0.00         0.13
                                          -------     ------    ------     ------        -----       ------      -------
Total Distributions                          2.32       0.91      0.73       1.56         1.23         0.24         0.47
                                          -------     ------    ------     ------        -----       ------      -------
Net Asset Value-- End of Period           $ 30.01    $ 28.30   $ 22.24     $19.53      $ 18.12      $ 17.79      $ 16.91
                                          =======     ======    ======     ======       ======       ======      =======
TOTAL RETURN                              15.12%*     32.04%    17.77%     17.84%        9.09%       6.65%*        4.98%

RATIOS
Net Assets -- End of Period
   ($000 Omitted)                        $435,889   $369,766  $200,046   $153,171     $111,850      $81,914      $78,609
Ratio of Expenses to Average
   Net Assets                             0.56%*@     1.04%@    1.01%@      0.97%        1.01%       1.00%~        0.91%
Ratio of Net Investment Income to
    Average Net Assets                     0.45%*      1.35%     1.64%      2.17%         1.80%       2.07%~         .19%
Portfolio Turnover Rate                      20%*        37%       27%        34%           53%         35%*          37%
Average Commission Rate Paid^^           $0.0539*    $0.0538   $0.0589          -            -           -            -


^  From January 1, 1993 to August 31, 1993.

*  Based  on  operations  for  the  period  shown  and,  accordingly,   are  not
   representative of a full year.

@ Ratio is based on Total Expenses of the Fund, which is before any offset arrangements.

~  Annualized

^^ The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased or sold which is required to be disclosed for the fiscal years beginning September 1, 1995 and thereafter.


                                        FAMILY OF FUNDS
                                                                       Newspaper
Fund Name                 Fund Code            Ticker Symbol        Abbreviation
--------------------------------------------------------------------------------
International
International Growth         49                  FSIGX                 IntlGr
Emerging Markets             43                     *                     *
Asian Growth                 41                  IVAGX                 AsianGr
Pacific Basin                54                  FPBSX                  PcBas
European                     56                  FEURX                  Europ
European Small Company       37                  IVECX                 EuroSmCo
Latin American Growth        34                  IVSLX                 LatinAmGr
--------------------------------------------------------------------------------
Sector
Energy                       50                  FSTEX                  Enrgy
Environmental Services       59                  FSEVX                  Envirn
Financial Services           57                  FSFSX                  FinSvc
Gold                         51                  FGLDX                   Gold
Health Sciences              52                  FHLSX                  HlthSc
Leisure                      53                  FLISX                  Leisur
Realty                       42                  IVSRX                  Realty
Technology                   55                  FTCHX                   Tech
Utilities                    58                  FSTUX                   Util
Worldwide Capital Goods      38                  ISWGX                  WldCap
Worldwide Communications     39                  ISWCX                  WldCom
--------------------------------------------------------------------------------
Equity
Growth                       10                  FLRFX                  Grwth
Dynamics                     20                  FIDYX                   Dynm
Small Company Growth         60                  FIEGX                  SmCoGth
Value Equity                 46                  FSEQX                   ValEq
Small Company Value          74                  IDSCX                  SmCoVal
S&P 500 Index Fund Class II  23                    *                       *
--------------------------------------------------------------------------------
All-Weather
Industrial Income            15                  FIIIX                  IndInc
Multi-Asset Allocation       70                  IMAAX                  MulAstAl
Total Return                 48                  FSFLX                  TotRtn
Balanced                     71                  IMABX                    Bal
--------------------------------------------------------------------------------
Bond
Short-Term Bond              33                  INIBX                   ShTrBd
Intermediate Government Bond 47                  FIGBX                   IntGov
U.S. Government Securities   32                  FBDGX                   USGvt
Select Income                30                  FBDSX                   SelInc
High Yield                   31                  FHYPX                   HiYld
--------------------------------------------------------------------------------
Tax-Exempt
Tax-Free Intermediate Bond   36                  IVTIX                     *
Tax-Free Long-Term Bond      35                  FTIFX                   TxFre
--------------------------------------------------------------------------------
Money Market
U.S. Government Money Fund   44                  FUGXX                  InvGvtMF
Cash Reserves                25                  FDSXX                  InvCshR
Tax-Free Money Fund          40                  FFRXX                InvTaxFree

* This fund does not meet size requirements to be assigned a ticker symbol in newspaper listings.

For more information about any of the INVESCO Funds, including management fees and expenses, please call us at 1-800-525-8085 for a prospectus. Read it carefully before you invest or send money.


INVESCO FUNDS

INVESCO Distributors, Inc.,(SM)
Distributor
Post Office Box 173706
Denver, CO 80217-3706

1-800-525-8085
PAL(R): 1-800-424-8085
http://www.invesco.com

In Denver, visit one of our
convenient Investor Centers:
Cherry Creek,
155-B Fillmore Street
Denver Tech Center,
7800 East Union Avenue,
Lobby Level

This information must be
preceded or accompanied
by a current prospectus.




